UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31, 2003

Date of reporting period:  MAY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA EMERGING MARKETS FUND - MAY 31, 2003


[LOGO OF USAA]
   USAA(R)

                     USAA EMERGING
                           MARKETS Fund

                                     [GRAPHIC OF USAA EMERGING MARKETS FUND]

             A n n u a l  R e p o r t
--------------------------------------------------------------------------------
             May 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                5

FINANCIAL INFORMATION

   Independent Auditors' Report                                          12

   Portfolio of Investments                                              13

   Notes to Portfolio of Investments                                     19

   Financial Statements                                                  20

   Notes to Financial Statements                                         23

DIRECTORS' INFORMATION                                                   35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "

                                    ... ADHERE TO YOUR ASSET ALLOCATION

[PHOTO OF CHRISTOPHER W. CLAUS]       AND DIVERSIFICATION STRATEGY - AND

                                        WORK WITH SKILLED PROFESSIONALS

                                                WHO CAN HELP ....

                                                     "
--------------------------------------------------------------------------------

                 Lowest interest rates in decades. New tax cuts. Jobless recovery. Dow breaks 9000.

                 Headlines such as these are designed to grab our attention. But sometimes the hype can make it easy to forget the investing lessons we've learned over the last few years.

                 That's why it's so important to have a plan. It can keep you from making emotional decisions and help you ride out the inevitable ups and downs of the markets. An asset allocation and diversification strategy based on your goals, needs, and appetite for risk should be at the heart of your plan. After all, you don't want to take on more risk than you can tolerate. Do you want to try to get more return on your principal, or do you want to be assured of the return of your principal? It is a classic question of risk versus reward.

                 Investors seem to be trading where there is price momentum rather than on fundamental valuations. This is a rotation of investment styles called "momentum investing" in which people put money into whatever is going up, hoping to make a profit, and then move on to the next opportunity.

                 While stock and bond market performance improved dramatically during the spring, it is important to remember that the markets

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 tend to overreact in the short term, reverting to the mean over the long term. Right now, stock prices are high by historical standards. For prices to stay high, interest rates need to remain low and corporate profits must show consistent strength. In the bond market, investors have been moving from sector to sector, looking for ways to make money. Recently, they piled in, then out of, longer-term Treasuries.

                 A more prudent approach is to adhere to your asset allocation and diversification strategy, and call on our team of skilled professionals who can help you develop and stick to your plan.

                 At USAA, we remain committed to providing you with outstanding resources - a market-tested portfolio management team, world-class service, and pure no-load mutual funds, without excessive fees, sales loads, or contractual plans, and with competitive expense ratios. Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EMERGING MARKETS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

--------------------------------------------------------------------------------
                                           5/31/03                  5/31/02
--------------------------------------------------------------------------------
  Net Assets                            $54.8 Million             $57.1 Million
  Net Asset Value Per Share                 $7.24                     $7.93

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/03
--------------------------------------------------------------------------------
  1 YEAR                    5 YEARS                  SINCE INCEPTION ON 11/7/94
  -8.83%                    -3.86%                            -2.48%


                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LIPPER EMERGING   USAA EMERGING   LIPPER EMERGING    S&P/IFC GLOBAL   MSCI EMERGING
              MARKETS FUNDS       MARKETS      MARKETS FUNDS       COMPOSITE         MARKETS
                 AVERAGE            FUND           INDEX              INDEX            INDEX
             ---------------   -------------   ---------------    --------------   --------------
11/07/94       $10000.00        $10000.00        $10000.00          $10000.00       $10000.00
11/30/94         9664.20          9550.00          9655.77            9326.80         9601.33
12/31/94         8992.24          9170.00          8922.95            8811.57         8830.31
01/31/95         8155.80          8390.00          8010.47            7809.83         7890.84
02/28/95         8041.61          8300.00          7877.23            7712.18         7688.40
03/31/95         8126.86          8720.00          7911.56            7681.06         7737.24
04/30/95         8456.64          9130.00          8165.92            7801.69         8084.34
05/31/95         8882.29          9770.00          8547.46            8097.05         8514.42
06/30/95         8897.62          9950.00          8581.78            8081.25         8539.60
07/31/95         9243.75         10320.00          8880.56            8234.91         8731.29
08/31/95         9066.22         10090.00          8653.45            7914.35         8525.63
09/30/95         9080.85          9940.00          8611.05            7966.84         8485.16
10/31/95         8690.53          9330.00          8252.72            7727.66         8160.35
11/30/95         8557.62          9285.99          8039.74            7507.78         8014.83
12/31/95         8839.60          9504.86          8318.34            7725.58         8370.30
01/31/96         9611.22         10633.94          9074.37            8123.53         8965.28
02/29/96         9551.77         10767.38          8968.38            8072.47         8822.73
03/31/96         9612.39         10716.06          9042.82            8200.44         8891.45
04/30/96        10050.27         11290.87          9361.96            8810.93         9246.96
05/31/96        10198.42         11424.30          9454.95            8641.48         9205.67
06/30/96        10272.05         11260.07          9473.02            8768.01         9263.15
07/31/96         9675.60         10435.95          8923.71            8221.03         8630.07
08/31/96         9961.71         10823.66          9167.76            8403.89         8850.98
09/30/96        10034.35         10974.44          9261.63            8478.88         8927.65
10/31/96         9789.16         10608.26          9049.19            8289.80         8689.55
11/30/96        10034.55         10920.59          9253.67            8408.83         8835.15
12/31/96        10211.71         11082.14          9334.15            8334.64         8875.11
01/31/97        11029.33         11932.95         10047.80            8894.70         9480.49
02/28/97        11422.27         12331.43         10406.07            9299.04         9886.49
03/31/97        11170.58         12094.50         10141.10            9132.77         9626.79
04/30/97        11276.88         11965.26         10140.77            9134.05         9643.80
05/31/97        11791.62         12417.59         10491.36            9284.52         9919.81
06/30/97        12472.98         12988.39         11005.07            9759.22        10450.68
07/31/97        12899.77         13267.05         11327.39            9913.20        10606.69
08/31/97        11760.58         12250.71         10080.17            8839.50         9257.00
09/30/97        12238.71         12928.27         10443.88            8881.94         9513.49
10/31/97        10342.13         10917.45          8699.85            7531.55         7952.45
11/30/97         9945.24         10392.88          8302.40            7097.06         7662.28
12/31/97        10108.71         10698.88          8378.25            7122.43         7846.93
01/31/98         9403.90          9715.32          7794.03            6716.66         7231.49
02/28/98        10267.44         10808.16          8490.43            7408.37         7986.29
03/31/98        10654.69         11332.72          8806.52            7646.92         8332.86
04/30/98        10723.57         11234.37          8848.87            7585.81         8242.09
05/31/98         9350.92          9813.68          7681.88            6682.84         7112.59
06/30/98         8486.47          8862.91          6953.64            5994.48         6366.51
07/31/98         8751.57          9028.82          7165.66            6166.65         6568.36
08/31/98         6296.27          6118.43          5112.42            4599.26         4669.19
09/30/98         6471.73          6548.37          5304.27            4826.47         4965.38
10/31/98         7054.44          7496.45          5813.78            5320.00         5488.24
11/30/98         7511.22          7893.33          6204.29            5717.80         5944.69
12/31/98         7397.36          7904.35          6126.72            5621.42         5858.54
01/31/99         7220.86          7705.91          6002.38            5527.92         5764.01
02/28/99         7184.25          7650.79          5950.86            5555.04         5820.08
03/31/99         7981.26          8411.46          6613.91            6121.01         6587.11
04/30/99         9087.91          9580.03          7532.69            6868.89         7402.07
05/31/99         9001.00          9359.54          7441.74            6905.43         7359.01
06/30/99        10071.09         10362.75          8277.50            7775.69         8194.20
07/31/99         9832.68         10127.76          8071.53            7596.50         7971.60
08/31/99         9721.30          9972.29          7982.18            7751.91         8044.13
09/30/99         9370.28          9505.88          7698.70            7466.93         7771.90
10/31/99         9705.55          9716.88          7930.40            7595.38         7937.38
11/30/99        10763.96         10527.54          8805.17            8148.11         8649.09
12/31/99        12700.90         12048.93         10352.09            9146.18         9749.08
01/31/00        12582.34         11793.51         10232.08            9312.12         9807.18
02/29/00        13131.84         12193.29         10536.60            9318.66         9936.71
03/31/00        13264.85         12171.08         10567.85            9437.06         9985.20
04/30/00        11818.42         10616.38          9418.16            8555.95         9038.67
05/31/00        11137.59          9972.29          8916.86            8341.02         8665.00
06/30/00        11700.40         10505.33          9359.02            8524.04         8970.22
07/31/00        11170.62         10026.09          8977.16            8163.11         8508.88
08/31/00        11402.97         10159.48          9069.92            8185.44         8550.72
09/30/00        10251.88          9259.13          8203.10            7438.37         7804.11
10/31/00         9504.15          8703.36          7590.68            6852.61         7238.28
11/30/00         8597.21          7825.24          6904.54            6424.66         6605.35
12/31/00         8902.13          8203.17          7153.77            6514.66         6764.89
01/31/01         9958.52          8970.13          7982.60            7302.42         7696.41
02/28/01         9192.16          8203.17          7363.62            6811.92         7093.77
03/31/01         8341.23          7469.55          6661.17            6353.34         6397.03
04/30/01         8823.06          7814.13          7001.52            6580.24         6713.12
05/31/01         9084.40          7958.63          7194.05            6719.54         6793.25
06/30/01         8912.41          7847.47          7068.55            6616.78         6653.80
07/31/01         8330.06          7436.20          6630.20            6155.16         6233.34
08/31/01         8159.86          7169.43          6543.75            6091.01         6171.86
09/30/01         7009.73          6269.09          5609.97            5202.25         5216.58
10/31/01         7434.18          6580.32          5904.46            5481.80         5540.31
11/30/01         8183.76          7102.74          6489.33            6048.09         6118.74
12/31/01         8696.43          7702.97          6903.52            6496.63         6604.41
01/31/02         9031.66          8080.90          7175.71            6672.15         6828.22
02/28/02         9221.80          8336.55          7336.22            6774.74         6940.40
03/31/02         9745.47          8892.32          7738.03            7253.43         7358.58
04/30/02         9839.74          8903.44          7832.55            7321.89         7405.63
05/31/02         9750.71          8814.51          7760.51            7167.11         7287.63
06/30/02         9030.90          8158.70          7193.29            6803.94         6740.90
07/31/02         8361.53          7469.55          6655.67            6403.76         6228.21
08/31/02         8425.11          7558.47          6710.27            6447.80         6324.18
09/30/02         7602.88          6747.05          6037.37            5793.43         5641.86
10/31/02         7957.41          6991.59          6325.32            6086.39         6007.95
11/30/02         8454.10          7480.66          6750.83            6353.50         6421.50
12/31/02         8238.91          7313.93          6584.01            6129.79         6208.14
01/31/03         8170.22          7225.01          6545.87            6246.91         6181.11
02/28/03         7994.77          7024.93          6391.46            6087.98         6014.28
03/31/03         7732.72          6824.86          6185.36            5877.36         5843.74
04/30/03         8449.42          7480.66          6781.34            6385.57         6364.26
05/31/03         9064.99          8062.41          7268.96            6862.03         6821.03

                                  [END CHART]

                 DATA SINCE INCEPTION ON 11/7/94 THROUGH 5/31/03.

                 THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS INDEX REPLACED THE S&P/IFC GLOBAL COMPOSITE INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX FOR TWO
                 REASONS: (I) WE BELIEVE THE MSCI EMERGING MARKETS INDEX IS MORE WIDELY USED IN THE INDUSTRY AND (II) TO ALIGN THE INDEX OF THE FUND WITH OTHER GLOBAL AND INTERNATIONAL FUNDS IN THE USAA FAMILY OF FUNDS, EACH OF WHICH USES AN MSCI INDEX.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund to the following benchmarks:

                 o The Lipper Emerging Markets Funds Average, an average of emerging markets funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

                 o The S&P/International Financial Corporation (S&P/IFC) Global Composite Index (formerly known as the IFC Global Composite Index), an unmanaged broad-based index of emerging markets based on the World Bank GNP per capita definition.

                 o The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

 D. KIRK HENRY, CFA                             CAROLYN M. KEDERSHA, CFA, CPA
          The Boston Company Asset                      The Boston Company Asset
          Management, LLC                               Management, LLC

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Emerging Markets Fund had a total return of -8.83% for the year ended May 31, 2003. This compares to a -6.89% average return for the Lipper Emerging Markets Fund category, -6.40% for the MSCI Emerging Markets Index, and -4.26% for the S&P/IFC Global Composite Index.

WHAT FACTORS DROVE EMERGING MARKETS?

                 As with markets in the developed world, emerging markets had to cope with the weak global economic situation and the stress of geopolitical events. In addition to the war in Iraq, other factors created uncertainty in different regions, including the elections in Brazil, the SARS outbreak, and renewed instability on the Korean peninsula.

HOW DID YOU INVEST IN THIS UNCERTAIN ENVIRONMENT?

                 We continued to select stocks and construct the portfolio company by company, looking for opportunities to invest in those that are attractively valued. We benefited from stock selection in India, where we identified a number of companies in sectors of the economy that are benefiting from pent-up consumer demand, such as housing, retail banking, and consumer products. Our price discipline also helped, particularly in South Africa, where we benefited from investing in mining and minerals companies in late 2002, after prices declined substantially. We were

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 generally cautious with regard to the technology sector, and the Fund was helped by the fact that we remained underweight in our investments in Taiwan's foundries because of our lack of confidence in their earnings visibility. We were underexposed to oil companies in Russia, and this hurt performance because these stocks did very well as oil prices rose dramatically. Although we did have some exposure to generic pharmaceutical companies, we were underweight relative to the benchmark. This restrained performance as the sector benefited from market share gains and favorable patent rulings.

WHERE ARE YOU FINDING ATTRACTIVE COMPANIES NOW?

                 Valuations in Asia have been depressed due to SARS; however, as the outbreak is contained, there are a number of companies that look attractive, particularly in the banking sector. After having taken profits in Brazilian banks following a run-up in their currency, we've begun to look toward consumer-oriented companies there that can benefit from a pickup in global demand. We're still being selective about technology companies, but valuations have come down significantly, and we've begun to increase exposure slowly.

WHAT'S YOUR OUTLOOK FOR THE ASSET CLASS?

                 In our view, emerging markets remain attractively valued relative to developed markets. In addition to export activity, demographic changes in many emerging markets are leading to the rise of local demand. This is good news for consumer-oriented companies and should create more stable economies and markets. Going forward in a low-growth, low-inflation environment, our view is that it is difficult to predict when sectors or countries will dominate; this makes it critical to identify individual companies in all markets and sectors. We will continue working hard on your behalf and thank you for the confidence you have placed in us.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------------------------------------------
                                TOP 10 INDUSTRIES
                                (% of Net Assets)
--------------------------------------------------------------------------------

Diversified Banks                                                      12.4%

Integrated Telecommunication Services                                   9.9%

Integrated Oil & Gas                                                    7.4%

Electric Utilities                                                      5.2%

Wireless Telecommunication Services                                     4.6%

Computer Storage & Peripherals                                          3.4%

Industrial Conglomerates                                                3.0%

Diversified Chemicals                                                   2.5%

Tobacco                                                                 2.5%

Automobile Manufacturers                                                2.4%
--------------------------------------------------------------------------------

       * EXCLUDES REPURCHASE AGREEMENTS AND MONEY MARKET INSTRUMENTS.

        YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-18.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                ASSET ALLOCATION
                                     5/31/03

                                   [PIE CHART]

Korea                                                                  16.1%
India                                                                   9.8%
Mexico                                                                  9.7%
South Africa                                                            9.3%
Taiwan                                                                  8.7%
Brazil                                                                  7.5%
Hong Kong                                                               4.3%
United Kingdom                                                          3.8%
Poland                                                                  3.4%
Malaysia                                                                3.0%
Other*                                                                 24.9%

                             [END CHART]

        * INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO,
          REPURCHASE AGREEMENTS, AND MONEY MARKET INSTRUMENTS.

        PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT
        EQUAL 100%.

        FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS
        CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL
        INSTABILITY.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

USAA EMERGING MARKETS FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Emerging Markets Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2002, and the financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors, whose report dated July 5, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Emerging Markets Fund at May 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 11, 2003

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA EMERGING MARKETS FUND
MAY 31, 2003

                                                                                MARKET
    NUMBER                                                                       VALUE
 OF SHARES   SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             STOCKS (94.5%)

             ARGENTINA (0.2%)
    14,100   Perez Companc S.A. ADR "B" *                                      $   103
                                                                               -------
             BRAZIL (7.5%)
    12,300   Banco Itau S.A. ADR (Preferred)                                       423
62,100,000   Companhia Energetica de Minas Gerais (CEMIG) (Preferred)              631
12,200,000   Companhia de Saneamento Basico de Sao Paulo (SABESP)                  447
 1,150,000   Companhia de Tecidos Norte de Minas (Preferred)                        78
    28,834   Embraer Empresa Brasileira de Aeronautica S.A. ADR (Preferred)        425
    51,026   Petroleo Brasileiro S.A. ADR                                          977
    16,000   Tele Celular Sul Participacoes S.A. ADR (Preferred)                   142
    34,000   Tele Norte Leste Participacoes S.A. ADR (Preferred)                   407
    15,400   Telecomunicacoes Brasileiras S.A. ADR (Preferred)                     431
    16,500   Ultrapar Participacoes S.A. ADR (Preferred)                           131
                                                                               -------
                                                                                 4,092
                                                                               -------
             CHINA (2.8%)
 1,256,000   PetroChina Co. Ltd. "H"                                               314
 1,550,000   Qingling Motors Co. Ltd. "H"                                          227
 1,480,000   Shandong International Power Development Co. Ltd. "H"                 378
 1,234,000   Sinopec Shanghai Petrochemical Co. Ltd. "H" *                         223
 2,880,000   Sinopec Yizheng Chemical Fibre Co. Ltd. "H"                           406
                                                                               -------
                                                                                 1,548
                                                                               -------
             CROATIA (0.8%)
    32,600   Pliva d.d. GDR                                                        440
                                                                               -------
             CZECH REPUBLIC (0.5%)
    67,700   Ceske Energeticke Zavody A.S.                                         288
                                                                               -------
             EGYPT (1.2%)
    41,200   Commercial International Bank S.A.E. GDR                              253
    23,000   Orascom Construction Industries                                       175
    33,200   Suez Cement Co. S.A.E. GDR                                            246
                                                                               -------
                                                                                   674
                                                                               -------
             HONG KONG (4.3%)
   672,100   China Mobile Ltd.                                                   1,538
   575,000   China Resources Enterprise Ltd.                                       479
   251,000   Shanghai Industrial Holdings Ltd.                                     343
                                                                               -------
                                                                                 2,360
                                                                               -------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                                                                                MARKET
    NUMBER                                                                       VALUE
 OF SHARES   SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             HUNGARY (2.5%)
     1,000   EGIS Rt.                                                          $    37
     7,036   Gedeon Richter Veg Rt.                                                525
    83,300   Matav Rt.                                                             356
    17,100   MOL Magyar Olaj-es Gazipari Rt.                                       459
                                                                               -------
                                                                                 1,377
                                                                               -------
             INDIA (9.8%)
    18,000   Bajaj Auto Ltd. GDR *                                                 197
    40,500   Gail India Ltd. GDR                                                   522
    19,200   Grasim Industries Ltd. GDR (acquired 7/02/2002; cost $132)(d)         158
    32,900   Hindalco Industries Ltd. GDR                                          489
    78,300   ICICI Bank Ltd. ADR *                                                 528
    25,379   Indian Hotels Co. Ltd. GDR (acquired 7/02/2002; cost $107)(d)         103
    30,500   ITC Ltd. GDR                                                          476
   167,050   Mahanagar Telephone Nigam Ltd. ADR                                    677
    74,000   Mahindra & Mahindra Ltd. GDR                                          199
    86,000   Reliance Industries Ltd. GDR *                                      1,091
    38,350   Satyam Computer Services Ltd. ADR *                                   320
    17,700   State Bank of India Ltd. GDR                                          318
    86,900   Tata Engineering and Locomotive Co. Ltd. GDR *                        313
                                                                               -------
                                                                                 5,391
                                                                               -------
             INDONESIA (2.7%)
   310,000   PT Gudang Garam Tbk                                                   373
 3,371,000   PT Indofood Sukses Makmur Tbk                                         355
   243,000   PT Indonesian Satellite Corp. Tbk (Indosat)                           273
   843,400   PT Telekomunikasi Tbk "B"                                             475
                                                                               -------
                                                                                 1,476
                                                                               -------
             ISRAEL (2.2%)
   239,800   Bank Hapoalim Ltd. *                                                  513
    18,810   Check Point Software Technologies Ltd. *                              354
    44,800   ECI Telecom Ltd. *                                                    134
    84,000   Super-Sol Ltd.                                                        192
                                                                               -------
                                                                                 1,193
                                                                               -------
             KOREA (16.1%)
     2,310   Cheil Communications, Inc.                                            237
     8,520   Cheil Jedang Corp.                                                    365
    17,500   Hyundai Development Co.                                               116
     5,200   Hyundai Mobis                                                         120
    23,650   Hyundai Motor Co. Ltd.                                                563
    33,800   Kookmin Bank                                                          956

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                                                                                MARKET
    NUMBER                                                                       VALUE
 OF SHARES   SECURITY                                                            (000)
--------------------------------------------------------------------------------------
     3,000   Kookmin Bank ADR                                                  $    86
    93,300   Korea Electric Power Corp.                                          1,540
    32,998   Korea Exchange Bank Credit Services Co. Ltd. *                        242
    16,098   Korea Exchange Bank Credit Services Co. Ltd. Rights                    52
    35,400   KT Corp. ADR                                                          679
    60,150   KT & G Corp. *                                                        498
     9,600   LG Card Co. Ltd.                                                      128
     5,405   LG Card Co. Ltd. Rights                                                33
     8,870   POSCO                                                                 789
     6,900   POSCO ADR                                                             158
    85,000   Samsung Corp.                                                         484
     3,502   Samsung Electronics Co. Ltd.                                          939
     6,620   Samsung SDI Co. Ltd.                                                  423
     2,700   SK Telecom Co. Ltd.                                                   424
                                                                               -------
                                                                                 8,832
                                                                               -------
             MALAYSIA (3.0%)
   182,000   Commerce Asset-Holding Bhd                                            158
   122,700   Genting Bhd                                                           433
   200,000   Malaysia International Shipping Corp. Bhd                             403
   472,000   Sime Darby Bhd                                                        633
                                                                               -------
                                                                                 1,627
                                                                               -------
             MEXICO (9.7%)
    25,100   Apasco S.A. de C.V.                                                   176
    36,600   Cemex S.A. de C.V.                                                    162
     8,800   Cemex S.A. de C.V. ADR                                                195
    24,400   Coca Cola Femsa S.A. de C.V. ADR *                                    547
    74,600   Consorcio S.A. de C.V. ARA *                                          142
   666,100   Controladora Comercial Mexicana S.A. de C.V. (UBC) "B"                445
   606,400   Desc S.A. de C.V. ADR "B"                                             211
    14,400   Grupo Aeroportuario del Sureste S.A. de C.V. ADR "B"                  197
   179,700   Grupo Continental S.A.                                                296
   328,900   Grupo Financiero BBVA Bancomer S.A. de C.V. (GFB) "B" *               286
   431,300   Kimberly-Clark de Mexico S.A. de C.V. "A"                           1,084
    50,000   Organizacion Soriana S.A. de C.V. "B" *                                97
    48,700   Telefonos de Mexico S.A. de C.V. ADR "L"                            1,475
                                                                               -------
                                                                                 5,313
                                                                               -------
             PHILIPPINES (1.1%)
   331,000   ABS-CBN Broadcasting Corp. PDR *                                       81
   306,200   Bank of the Philippine Islands                                        213

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                                                                                MARKET
    NUMBER                                                                       VALUE
 OF SHARES   SECURITY                                                            (000)
--------------------------------------------------------------------------------------
   801,400   Manila Electric Co. "B" *                                         $   134
    23,000   Philippine Long Distance Telephone Co. *                              187
                                                                               -------
                                                                                   615
                                                                               -------
             POLAND (3.4%)
     4,000   Bank Przemyslowo-Handlowy PBK S.A.                                    281
   167,000   KGHM Polska Miedz S.A. *                                              608
   109,900   Polski Koncern Naftowy Orlen S.A.                                     536
   124,957   Telekomunikacja Polska S.A.                                           450
                                                                               -------
                                                                                 1,875
                                                                               -------
             RUSSIA (1.9%)
    14,200   LUKoil Holdings ADR                                                 1,044
                                                                               -------
             SOUTH AFRICA (9.3%)
    65,000   ABSA Group Ltd. *                                                     280
   144,500   Aveng Ltd.                                                            160
   112,900   Bidvest Group Ltd.                                                    587
    90,000   Illovo Sugar Ltd.                                                      81
    45,000   Imperial Holdings Ltd.                                                271
   927,968   Metro Cash & Carry Ltd. *                                             252
   392,031   Nampak Ltd.                                                           587
   101,100   Nedcor Ltd.                                                         1,147
    54,800   SASOL Ltd.                                                            643
   400,000   Shoprite Holdings Ltd.                                                266
   374,927   Steinhoff International Holdings Ltd.                                 311
    58,900   Tiger Brands Ltd.                                                     489
                                                                               -------
                                                                                 5,074
                                                                               -------
             TAIWAN (8.7%)
   347,000   Accton Technology Corp. *                                             278
   793,000   Advanced Semiconductor Engineering, Inc. *                            421
   213,000   Asustek Computer, Inc.                                                498
   324,264   Elan Microelectronics Corp.                                           229
   249,290   Nan Ya Plastic Corp.                                                  260
   236,000   Quanta Computer, Inc.                                                 473
 1,543,821   SinoPac Holdings Co. *                                                566
   611,500   Taiwan Cellular Corp. *                                               439
 1,940,500   United Microelectronics *                                           1,221
 1,563,440   Yageo Corp. *                                                         361
                                                                               -------
                                                                                 4,746
                                                                               -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                                                                                 MARKET
     NUMBER                                                                       VALUE
  OF SHARES   SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              THAILAND (2.5%)
    725,300   Charoen Pokphand Foods Public Co. Ltd.                            $    73
     20,000   Hana Microelectronics Public Co. Ltd.                                  41
    390,000   Kasikornbank plc *                                                    367
    123,500   PTT Exploration & Production Public Co. Ltd.                          394
    500,000   Siam Commercial Bank Public Co. Ltd. *                                431
    114,000   Siam Makro Public Co. Ltd.                                             87
                                                                                -------
                                                                                  1,393
                                                                                -------
              TURKEY (0.5%)
109,330,000   Hurriyet Gazetecilik ve Matbaacilik A.S. *                            197
 11,048,000   Tupras-Turkiye Petrol Rafinerileri A.S.                                84
                                                                                -------
                                                                                    281
                                                                                -------
              UNITED KINGDOM (3.8%)
     79,995   Anglo American plc                                                  1,239
    378,000   Dimension Data Holdings Ltd. plc *                                    161
    465,000   Old Mutual plc                                                        667
                                                                                -------
                                                                                  2,067
                                                                                -------
              Total stocks (cost: $50,664)                                       51,809
                                                                                -------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              REPURCHASE AGREEMENT (0.4%)

$       200   Morgan Stanley & Co., Inc., acquired on 5/30/2003 and due
               6/02/2003 at $200 (collateralized by a $210 Fannie Mae
               Discount Note, due 8/06/2003; market value of $210)
              (cost: $200) (b,c)                                                    200
                                                                                -------

     NUMBER
  OF SHARES
-----------
              MONEY MARKET INSTRUMENTS (5.6%)

     86,089   AIM Short-Term Investment Co. Liquid Assets
               Portfolio, 1.25% (a,c)                                                86
     37,219   Merrill Lynch Premier Institutional Fund, 1.23% (a,c)                  37
  1,024,713   SSgA Money Market Fund, 0.90% a                                     1,025
  1,915,952   SSgA Prime Money Market Fund, 1.09% (a)                             1,916
                                                                                -------
              Total money market instruments (cost: $3,064)                       3,064
                                                                                -------

              TOTAL INVESTMENTS (COST: $53,928)                                 $55,073
                                                                                =======

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                                                                         % OF
PORTFOLIO SUMMARY BY CONCENTRATION                                    NET ASSETS
--------------------------------------------------------------------------------
Diversified Banks                                                        12.4%
Integrated Telecommunication Services                                     9.9
Integrated Oil & Gas                                                      7.4
Money Market Funds                                                        5.6
Electric Utilities                                                        5.2
Wireless Telecommunication Services                                       4.6
Computer Storage & Peripherals                                            3.4
Industrial Conglomerates                                                  3.0
Diversified Chemicals                                                     2.5
Tobacco                                                                   2.5
Automobile Manufacturers                                                  2.4
Packaged Foods & Meat                                                     2.4
Precious Metals & Minerals                                                2.3
Semiconductors                                                            2.2
Household Products                                                        2.0
Pharmaceuticals                                                           1.8
Construction Materials                                                    1.7
Steel                                                                     1.7
Food Retail                                                               1.6
Soft Drinks                                                               1.5
Oil & Gas Refining & Marketing & Transportation                           1.3
Multi-Line Insurance                                                      1.2
Multi-Sector Holdings                                                     1.2
Semiconductor Equipment                                                   1.2
Diversified Metals & Mining                                               1.1
Paper Packaging                                                           1.1
Other                                                                    17.3
                                                                        -----
Total                                                                   100.5%
                                                                        =====

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND
MAY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

              Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

              The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

              ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

              GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Rate represents the annualized seven-day yield at May 31,
                  2003.

              (b) Collateral on repurchase agreements is received by the
                  Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

              (c) Investment was purchased with the cash collateral proceeds received from securities loaned.

              (d) Illiquid security determined and valued using methods
                  determined by USAA Investment Management Company (the Manager) under liquidity guidelines and valuation procedures approved by the Board of Trustees. The aggregate market value of these securities at May 31, 2003, was $261,000, which represented 0.48% of the Fund's net assets.

              *   Non-income-producing security for the year ended May 31, 2003.

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA EMERGING MARKETS FUND
MAY 31, 2003

ASSETS

   Investments in securities, at market value (including securities
      on loan of $301) (identified cost of $53,928)                        $  55,073
   Cash                                                                        2,139
   Cash denominated in foreign currencies (identified cost of $894)              893
   Receivables:
      Capital shares sold                                                         40
      Dividends and interest                                                     180
      Securities sold                                                             50
   Unrealized appreciation on foreign currency contracts held, at value            1
                                                                           ---------
           Total assets                                                       58,376
                                                                           ---------

LIABILITIES

   Payable upon return of securities loaned                                      324
   Securities purchased                                                        3,124
   Unrealized depreciation on foreign currency contracts held, at value            1
   Capital shares redeemed                                                         6
   USAA Investment Management Company                                             42
   USAA Transfer Agency Company                                                   20
   Accounts payable and accrued expenses                                          65
                                                                           ---------
           Total liabilities                                                   3,582
                                                                           ---------
              Net assets applicable to capital shares outstanding          $  54,794
                                                                           =========

NET ASSETS CONSIST OF:

   Paid-in capital                                                         $ 156,941
   Accumulated undistributed net investment loss                                  (6)
   Accumulated net realized loss on investments                             (103,285)
   Net unrealized appreciation of investments                                  1,145
   Net unrealized depreciation on foreign currency translations                   (1)
                                                                           ---------
              Net assets applicable to capital shares outstanding          $  54,794
                                                                           =========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                             7,570
                                                                           =========
   Net asset value, redemption price, and offering price per share         $    7.24
                                                                           =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA EMERGING MARKETS FUND
YEAR ENDED MAY 31, 2003

NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $191)        $ 1,261
      Interest                                                      14
      Fees from securities loaned                                    2
                                                               -------
         Total income                                            1,277
                                                               -------
   Expenses:
      Management fees                                              462
      Administrative and servicing fees                             70
      Transfer agent's fees                                        259
      Custodian's fees                                             131
      Postage                                                       12
      Shareholder reporting fees                                    45
      Trustees' fees                                                 8
      Registration fees                                             35
      Professional fees                                             59
      Other                                                          1
                                                               -------
         Total expenses                                          1,082
      Expenses paid indirectly                                      (2)
                                                               -------
         Net expenses                                            1,080
                                                               -------
            Net investment income                                  197
                                                               -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                1,999
      Foreign currency transactions                               (113)
   Change in net unrealized appreciation/depreciation of:
      Investments                                               (6,168)
      Foreign currency translations                                (12)
                                                               -------
            Net realized and unrealized loss                    (4,294)
                                                               -------
   Decrease in net assets resulting from operations            $(4,097)
                                                               =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA EMERGING MARKETS FUND
YEARS ENDED MAY 31,

                                                                   2003            2002
                                                               ------------------------
FROM OPERATIONS

   Net investment income (loss)                                $    197        $   (154)
   Net realized gain (loss) on investments                        1,999          (1,033)
   Net realized loss on foreign currency transactions              (113)           (176)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                (6,168)          6,496
      Foreign currency translations                                 (12)             14
                                                               ------------------------
      Increase (decrease) in net assets resulting
         from operations                                         (4,097)          5,147
                                                               ------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                              -            (138)
                                                               ------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                     88,106          77,962
   Reinvested dividends                                               -             135
   Cost of shares redeemed                                      (86,288)        (77,742)
                                                               ------------------------
      Increase in net assets from capital
         share transactions                                       1,818             355
                                                               ------------------------
Net increase (decrease) in net assets                            (2,279)          5,364

NET ASSETS

   Beginning of period                                           57,073          51,709
                                                               ------------------------
   End of period                                               $ 54,794        $ 57,073
                                                               ========================
Accumulated undistributed net investment loss:
   End of period                                               $     (6)       $   (114)
                                                               ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                   13,344          11,033
   Shares issued for dividends reinvested                             -              20
   Shares redeemed                                              (12,973)        (11,072)
                                                               ------------------------
      Increase (decrease) in shares outstanding                     371             (19)
                                                               ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EMERGING MARKETS FUND
MAY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

              USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Emerging Markets Fund (the Fund). The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                    1. Portfolio securities, except as otherwise noted,
                       traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                    2. Over-the-counter securities are generally priced
                       using the Nasdaq Official Closing Price (NOCP) or, if not available, the average of the bid and asked prices.

                    3. Securities purchased with maturities of 60 days or
                       less are stated at amortized cost, which approximates market value.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                    4. Securities that cannot be valued by the methods set
                       forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's investment subadviser, under valuation procedures approved by the Trust's Board of Trustees.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                 D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                    1. Market value of securities, other assets, and
                       liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                    2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $2,000.

              F. USE OF ESTIMATES - The preparation of financial
                 statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

26

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

                 The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended May 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                 accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                 During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $24,000, increase accumulated undistributed net investment loss by $89,000, and decrease accumulated net realized loss on investments by $113,000. This reclassification has no effect on net assets.

                 The tax character of distributions paid during the years ended May 31, 2003 and 2002, was as follows:


                                                       2003              2002
                                                       ----------------------
                 Ordinary income*                      $ -           $137,000

                 * INCLUDES DISTRIBUTION OF SHORT-TERM REALIZED CAPITAL
                   GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

                   As of May 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

                 Accumulated capital and other losses            $(102,640,000)

                 Unrealized appreciation of investments                493,000

                 Unrealized depreciation on foreign currency
                   translations                                         (1,000)

                 Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had a current post-October deferred capital loss of $102,000, a post-October deferred currency loss of $6,000, and capital loss carryovers of $102,531,000 for federal income tax purposes. The post-October losses will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2006 and 2010. It is unlikely that the Trust's Board

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                 of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2003, were $65,813,000 and $63,703,000, respectively.

                 The cost of securities at May 31, 2003, for federal income tax purposes, was $54,580,000.

                 Gross unrealized appreciation and depreciation of investments as of May 31, 2003, for federal income tax purposes, were $4,080,000 and $3,587,000, respectively, resulting in net unrealized appreciation of $493,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

                 A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency.
                 These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                 At May 31, 2003, the terms of open foreign currency contracts were as follows (in thousands):

                                    FOREIGN CURRENCY CONTRACTS TO BUY
--------------------------------------------------------------------------------------------------------
                                           U.S. DOLLAR
EXCHANGE            CONTRACTS TO           VALUE AS OF       IN EXCHANGE       UNREALIZED    UNREALIZED
  DATE                 RECEIVE               05/31/03      FOR U.S. DOLLAR    APPRECIATION  DEPRECIATION
--------------------------------------------------------------------------------------------------------
06/02/03                1,735                  $168             $168              $ -          $ -
                    Mexican Peso
06/03/03                 538                    180              181                -           (1)
                   Brazilian Real
06/03/03                20,657                   97               97                -            -
                  Hungarian Forint
06/03/03                3,920                   489              488                1            -
                 South African Rand
06/03/03                 486                     12               12                -            -
                      Thai Baht
--------------------------------------------------------------------------------------------------------
                                               $946             $946              $ 1          $(1)
========================================================================================================

                                    FOREIGN CURRENCY CONTRACTS TO SELL
--------------------------------------------------------------------------------------------------------
                                            U.S. DOLLAR
EXCHANGE            CONTRACTS TO            VALUE AS OF      IN EXCHANGE      UNREALIZED    UNREALIZED
  DATE                 DELIVER               05/31/03      FOR U.S. DOLLAR   APPRECIATION  DEPRECIATION
--------------------------------------------------------------------------------------------------------
06/02/03                4,207                  $ 79             $ 79              $ -           $ -
                   Philippine Peso
06/02/03                2,096                    50               50                -             -
                      Thai Baht
--------------------------------------------------------------------------------------------------------
                                               $129             $129              $ -           $ -
========================================================================================================

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

                 The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in

30

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                 securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2003, the Fund loaned securities having a fair market value of approximately $301,000 and received cash collateral of $324,000 for the loans. Of this amount, $323,000 was invested in securities, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                     A. MANAGEMENT FEES - The Manager carries out the Fund's
                        investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets.

                        The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended May 31, 2003, the performance period consisted of the previous 22-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                        The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period,

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                        which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of under-performance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%

+/- 4.01% to 7.00%                        +/- 0.05%

+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

                        For the year ended May 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $462,000, which is net of a performance adjustment of $(1,000).

                     B. SUBADVISORY ARRANGEMENTS - The Manager has entered
                        into an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company), under which The Boston Company directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays The Boston Company a subadvisory fee.

                     C. ADMINISTRATIVE AND SERVICING FEES - The Manager
                        provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $70,000.

                     D. EXPENSE LIMITATION - Effective June 1, 2003, the
                        Manager has voluntarily agreed to limit the annual expenses of the Fund to

32

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

                        2.10% of the Fund's average annual net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. This arrangement may be modified or terminated at any time.

                     E. TRANSFER AGENT'S FEES - USAA Transfer Agency
                        Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $259,000.

                     F. UNDERWRITING SERVICES - The Manager provides
                        exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

                 The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED MAY 31,
                                               ------------------------------------------------------------------------
                                                   2003            2002            2001            2000            1999
                                               ------------------------------------------------------------------------
Net asset value at
   beginning of period                         $   7.93        $   7.16         $  8.98        $   8.49        $   8.98
                                               ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                     .03(a)         (.02)(a)         .04(a)          .02             .08
   Net realized and unrealized gain (loss)         (.72)(a)         .81(a)        (1.85)(a)         .54            (.50)
                                               ------------------------------------------------------------------------
Total from investment operations                   (.69)(a)         .79(a)        (1.81)(a)         .56            (.42)
Less distributions:
   From net investment income                         -            (.02)           (.01)           (.07)           (.07)
                                               ------------------------------------------------------------------------
Net asset value at end of period               $   7.24            7.93            7.16            8.98            8.49
                                               ========================================================================
Total return (%)*                                 (8.70)          11.11          (20.19)           6.55           (4.63)
Net assets at end of period (000)              $ 54,794        $ 57,073         $51,709        $234,953        $276,340
Ratio of expenses to
   average net assets (%)**                        2.33(b)         2.51(b)         1.39(b)         1.28            1.27
Ratio of net investment
   income (loss) to average
   net assets (%)**                                 .42            (.33)            .47             .14             .98
Portfolio turnover (%)                           140.89          257.45          196.75          147.24           83.84

 *  Assumes reinvestment of all dividend income distributions during the period.
    Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
**  For the year ended May 31, 2003, average net assets were $46,365,000.
(a) Calculated using average shares. For the year ended May 31, 2003, average shares were 6,946,000.
(b) Reflects total expenses excluding any fee-offset arrangements, which decreased these ratios as follows:
                                                      -            (.01%)          (.01%)           N/A             N/A

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2003

(11) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on November 7, 1994. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS, AND THE TRUST WILL BE IDENTIFIED AS THE COMPANY.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                   Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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                TRUSTEES      Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
        AND DISTRIBUTOR

         TRANSFER AGENT       USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

              CUSTODIAN       State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

   INDEPENDENT AUDITORS       Ernst & Young LLP
                              100 West Houston St., Suite 1900
                              San Antonio, Texas 78205

             TELEPHONE        Call toll free - Central time
      ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT        For account servicing, exchanges,
          MUTUAL FUNDS        or redemptions
                              1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL        24-hour service (from any phone)
     FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND        (from touch-tone phones only)
     USAA TOUCHLINE(R)        For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper
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25558-0703                                 (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

Item not required because Registrant's fiscal year ended May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item not yet required because Registrant's fiscal year ended on May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.